Note 9 - Equity Plans and Related Equity Activities - Summary of Activities Under the Plans (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 15, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Outstanding (in shares)				1,065,423	888,435
Outstanding, shares (in shares)				4,839,554	3,536,715
Outstanding, weighted average exercise price (in dollars per share)				$ 2.91	$ 2.71
Shares authorized added to 2022 Plan (in shares)				2,573,405
Shares not returned to plan (in shares)				(913,842)
Options Granted (in shares)				(2,097,010)
Options Granted, shares (in shares)		0	524,253	2,097,010
Options Granted, weighted average exercise price (in dollars per share)			$ 4.79	$ 3.18
Options Exercised (in shares)				0
Options Exercised, shares (in shares)		0		(75,550)
Options Exercised, weighted average exercise price (in dollars per share)		$ 3.74	$ 2.30	$ 1.45
Options Cancelled (in shares)				839,156
Options Cancelled, shares (in shares)		(80,751)	(580,333)	(839,156)
Options Cancelled, weighted average exercise price (in dollars per share)				$ 2.43
Outstanding, term (Year)				6 years 7 months 28 days
Outstanding, intrinsic value				$ 82
Vested and exercisable, shares (in shares)				2,685,009
Vested and exercisable, weighted average exercise price (in dollars per share)				$ 2.75
Vested and exercisable, term (Year)				4 years 4 months 28 days
Vested and exercisable, intrinsic value			$ 100	$ 0
Vested and expected to vest, shares (in shares)				4,824,187
Vested and expected to vest, weighted average exercise price (in dollars per share)				$ 2.91
Vested and expected to vest, term (Year)				6 years 7 months 24 days
Vested and expected to vest, intrinsic value				$ 82
Restricted Stock [Member]
Restricted stock awards granted (in shares)				(23,518)
Restricted stock awards granted, shares (in shares)				23,518
Restricted stock awards vested (in shares)				0
Restricted stock awards vested, shares (in shares)				(23,518)
Restricted Stock Units (RSUs) [Member]
Restricted stock awards granted (in shares)				(243,618)
Restricted stock awards granted, shares (in shares)				243,618
Restricted stock awards vested (in shares)				0
Restricted stock awards vested, shares (in shares)	(121,804)	(10,823)		(80,668)
Restricted stock units forfeited (in shares)				42,415
Restricted stock units forfeited, shares (in shares)	(41,136)	(6,993)		(42,415)